Commitments and Contingencies (Details 1)	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 191,713
2021	197,462
Total payments	389,175
Less: imputed interest	(30,128)
Total operating lease liability	$ 359,047